United Investors Life Variable Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Policy Owners of United Investors Life Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise United Investors Life Variable Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 13, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

BNY Mellon VIF Government Money Market Portfolio

Nomura VIP Asset Strategy Series, Service Class

Nomura VIP Balanced Series, Service Class

Nomura VIP Core Equity Series, Service Class

Nomura VIP Corporate Bond Series, Service Class

Nomura VIP Global Growth Series, Service Class

Nomura VIP Growth Series, Service Class

Nomura VIP High Income Series, Service Class

Nomura VIP Science and Technology Series, Service Class

Nomura VIP Small Cap Growth Series, Service Class

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$256,285	$921,547	$1,242,026	$9,131,938	$711,249	$1,871,883	$16,457,878
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	4	87	80	442	36	107	1,395
Receivable from the Company	-	-	-	-	-	1	-
Total assets	256,289	921,634	1,242,106	9,132,380	711,285	1,871,991	16,459,273

LIABILITIES:
Payable to the Policies	5	87	80	442	36	107	1,395
Payable to the Company	203,948	12	16	6,920	7	-	7,165
Total liabilities	203,953	99	96	7,362	43	107	8,560

NET ASSETS	$52,336	$921,535	$1,242,010	$9,125,018	$711,242	$1,871,884	$16,450,713

Fair value per share (NAV)	$1.00	$10.00	$6.53	$13.98	$4.69	$3.84	$9.54
Shares outstanding in the Separate Account	256,285	92,155	190,203	653,214	151,652	487,470	1,725,144

(1) Investments in mutual fund shares, at cost	$256,285	$840,888	$1,239,663	$7,641,689	$777,799	$1,966,553	$16,082,656

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$1,127,134	$3,822,920	$2,312,340
Receivable from the Policies	-	-	-
Receivable from the fund manager	155	589	194
Receivable from the Company	-	-	-
Total assets	1,127,289	3,823,509	2,312,534

LIABILITIES:
Payable to the Policies	155	589	194
Payable to the Company	6	8,973	3,134
Total liabilities	161	9,562	3,328

NET ASSETS	$1,127,128	$3,813,947	$2,309,206

Fair value per share (NAV)	$2.93	$32.66	$7.45
Shares outstanding in the Separate Account	384,687	117,052	310,381

(1) Investments in mutual fund shares, at cost	$1,274,463	$2,709,308	$2,548,426

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$6,706	$11,204	$15,292	$13,883	$36,408	$3,439	$-

EXPENSES:
Mortality and expense risk	1,039	5,234	7,281	52,531	4,293	10,699	95,715

NET INVESTMENT INCOME (LOSS)	5,667	5,970	8,011	(38,648)	32,115	(7,260)	(95,715)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	5,940	(6,054)	174,102	(11,110)	(18,938)	60,476
Capital gain distributions	-	59,169	46,291	1,282,727	-	184,612	2,717,288

Net realized gain (loss) on investments	-	65,109	40,237	1,456,829	(11,110)	165,674	2,777,764

Change in net unrealized appreciation (depreciation) on investments	-	59,940	81,650	(233,333)	19,610	123,802	(1,493,791)

Net realized and unrealized gain (loss) on investments	-	125,049	121,887	1,223,496	8,500	289,476	1,283,973

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,667	$131,019	$129,898	$1,184,848	$40,615	$282,216	$1,188,258

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$75,529	$-	$-

EXPENSES:
Mortality and expense risk	6,760	20,875	13,345

NET INVESTMENT INCOME (LOSS)	68,769	(20,875)	(13,345)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(14,288)	105,363	(112,057)
Capital gain distributions	445	502,226	-

Net realized gain (loss) on investments	(13,843)	607,589	(112,057)

Change in net unrealized appreciation (depreciation) on investments	16,776	343,988	371,172

Net realized and unrealized gain (loss) on investments	2,933	951,577	259,115

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,702	$930,702	$245,770

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,667	$5,970	$8,011	$(38,648)	$32,115	$(7,260)	$(95,715)
Net realized gain (loss) on investments	-	65,109	40,237	1,456,829	(11,110)	165,674	2,777,764
Change in net unrealized appreciation (depreciation) on investments	-	59,940	81,650	(233,333)	19,610	123,802	(1,493,791)

Net increase (decrease) in net assets resulting from operations	5,667	131,019	129,898	1,184,848	40,615	282,216	1,188,258

POLICY TRANSACTIONS:
Policy maintenance charges	(300)	(9,028)	(11,120)	(55,269)	(8,961)	(13,111)	(97,078)
Policy owners' benefits	(53,328)	(75,068)	(143,736)	(676,745)	(51,619)	(118,768)	(819,387)
Net transfers (to) from the Company and/or Subaccounts	49,344	5,995	16,909	(80,813)	(4,898)	(39,882)	(200,483)
Increase (decrease) in net assets resulting from Policy transactions	(4,284)	(78,101)	(137,947)	(812,827)	(65,478)	(171,761)	(1,116,948)

Total increase (decrease) in net assets	1,383	52,918	(8,049)	372,021	(24,863)	110,455	71,310

NET ASSETS:
Beginning of period	50,953	868,617	1,250,059	8,752,997	736,105	1,761,429	16,379,403

End of period	$52,336	$921,535	$1,242,010	$9,125,018	$711,242	$1,871,884	$16,450,713

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$68,769	$(20,875)	$(13,345)
Net realized gain (loss) on investments	(13,843)	607,589	(112,057)
Change in net unrealized appreciation (depreciation) on investments	16,776	343,988	371,172

Net increase (decrease) in net assets resulting from operations	71,702	930,702	245,770

POLICY TRANSACTIONS:
Policy maintenance charges	(7,783)	(21,723)	(14,449)
Policy owners' benefits	(59,956)	(559,710)	(325,569)
Net transfers (to) from the Company and/or Subaccounts	(7,075)	(31,186)	(24,459)

Increase (decrease) in net assets resulting from Policy transactions	(74,814)	(612,619)	(364,477)

Total increase (decrease) in net assets	(3,112)	318,083	(118,707)

NET ASSETS:
Beginning of period	1,130,240	3,495,864	2,427,913

End of period	$1,127,128	$3,813,947	$2,309,206

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,685	$11,846	$8,986	$(21,528)	$18,025	$5,868	$(94,546)
Net realized gain (loss) on investments	-	36,356	(14,948)	1,057,486	(34,771)	(13,763)	2,210,643
Change in net unrealized appreciation (depreciation) on investments	-	48,248	178,259	844,022	28,829	270,932	1,126,218

Net increase (decrease) in net assets resulting from operations	11,685	96,450	172,297	1,879,980	12,083	263,037	3,242,315

POLICY TRANSACTIONS:
Policy maintenance charges	263	(9,450)	(12,924)	(57,238)	(9,218)	(14,770)	(101,970)
Policy owners' benefits	780,667	(44,083)	(100,368)	(862,418)	(281,165)	(174,931)	(1,806,274)
Net transfers (to) from the Company and/or Subaccounts	(833,344)	230	(3,159)	(13,780)	248,544	42,220	453,410

Increase (decrease) in net assets resulting from Policy transactions	(52,414)	(53,303)	(116,451)	(933,436)	(41,839)	(147,481)	(1,454,834)

Total increase (decrease) in net assets	(40,729)	43,147	55,846	946,544	(29,756)	115,556	1,787,481

NET ASSETS:
Beginning of period	91,682	825,470	1,194,213	7,806,453	765,861	1,645,873	14,591,922

End of period	$50,953	$868,617	$1,250,059	$8,752,997	$736,105	$1,761,429	$16,379,403

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$68,754	$(20,257)	$(14,455)
Net realized gain (loss) on investments	(16,217)	144,352	(47,764)
Change in net unrealized appreciation (depreciation) on investments	9,616	722,569	362,955

Net increase (decrease) in net assets resulting from operations	62,153	846,664	300,736

POLICY TRANSACTIONS:
Policy maintenance charges	(10,431)	(20,760)	(16,331)
Policy owners' benefits	(70,018)	(196,921)	(163,396)
Net transfers (to) from the Company and/or Subaccounts	(922)	(1,084)	43,198

Increase (decrease) in net assets resulting from Policy transactions	(81,371)	(218,765)	(136,529)

Total increase (decrease) in net assets	(19,218)	627,899	164,207

NET ASSETS:
Beginning of period	1,149,458	2,867,965	2,263,706

End of period	$1,130,240	$3,495,864	$2,427,913

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS LIFE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The United Investors Life Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the product in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Advantage I

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 10 Subaccount investment options, as follows:

BNY Mellon VIF Government Money Market Portfolio

Nomura VIP Asset Strategy Series, Service Class(a)

Nomura VIP Balanced Series, Service Class(a)

Nomura VIP Core Equity Series, Service Class(a)

Nomura VIP Corporate Bond Series, Service Class(a)

Nomura VIP Global Growth Series, Service Class(a)

Nomura VIP Growth Series, Service Class(a)

Nomura VIP High Income Series, Service Class(a)

Nomura VIP Science and Technology Series, Service Class(a)

Nomura VIP Small Cap Growth Series, Service Class(a)

(a) See Subaccount Changes table below

Subaccount Changes: Name Changes

During 2025 and 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Delaware Ivy VIP Asset Strategy, Class II	Macquarie VIP Asset Strategy Series, Service Class	May 1, 2024
Delaware Ivy VIP Balanced, Class II	Macquarie VIP Balanced Series, Service Class	May 1, 2024
Delaware Ivy VIP Core Equity, Class II	Macquarie VIP Core Equity Series, Service Class	May 1, 2024
Delaware Ivy VIP Corporate Bond, Class II	Macquarie VIP Corporate Bond Series, Service Class	May 1, 2024
Delaware Ivy VIP Global Growth	Macquarie VIP Global Growth Series, Service Class	May 1, 2024
Delaware Ivy VIP Growth, Class II	Macquarie VIP Growth Series, Service Class	May 1, 2024
Delaware Ivy VIP High Income, Class II	Macquarie VIP High Income Series, Service Class	May 1, 2024
Delaware Ivy VIP Science and Technology, Class II	Macquarie VIP Science and Technology Series, Service Class	May 1, 2024
Delaware Ivy VIP Small Cap Growth	Macquarie VIP Small Cap Growth Series, Service Class	May 1, 2024
Macquarie VIP Asset Strategy Series, Service Class	Nomura VIP Asset Strategy Series, Service Class	December 1, 2025
Macquarie VIP Balanced Series, Service Class	Nomura VIP Balanced Series, Service Class	December 1, 2025
Macquarie VIP Core Equity Series, Service Class	Nomura VIP Core Equity Series, Service Class	December 1, 2025
Macquarie VIP Corporate Bond Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	December 1, 2025
Macquarie VIP Global Growth Series, Service Class	Nomura VIP Global Growth Series, Service Class	December 1, 2025
Macquarie VIP Growth Series, Service Class	Nomura VIP Growth Series, Service Class	December 1, 2025
Macquarie VIP High Income Series, Service Class	Nomura VIP High Income Series, Service Class	December 1, 2025
Macquarie VIP Science and Technology Series, Service Class	Nomura VIP Science and Technology Series, Service Class	December 1, 2025
Macquarie VIP Small Cap Growth Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class	December 1, 2025

The financial statements are presented based on the periods noted in the above Subaccount Changes table which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this Policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BNY Mellon VIF Government Money Market Portfolio	$1,068,300	$1,013,589
Nomura VIP Asset Strategy Series, Service Class	70,374	83,333
Nomura VIP Balanced Series, Service Class	61,583	145,226
Nomura VIP Core Equity Series, Service Class	1,521,809	1,089,677
Nomura VIP Corporate Bond Series, Service Class	77,207	110,570
Nomura VIP Global Growth Series, Service Class	189,748	184,158
Nomura VIP Growth Series, Service Class	3,015,901	1,510,759
Nomura VIP High Income Series, Service Class	81,945	87,546
Nomura VIP Science and Technology Series, Service Class	502,422	631,486
Nomura VIP Small Cap Growth Series, Service Class	2,134	379,652

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon VIF Government Money Market Portfolio	960,105	917,485	42,620	1,263,443	2,353,024	(1,089,581)
Nomura VIP Asset Strategy Series, Service Class	-	7,782	(7,782)	686	6,363	(5,677)
Nomura VIP Balanced Series, Service Class	-	15,975	(15,975)	641	15,382	(14,741)
Nomura VIP Core Equity Series, Service Class	8,603	42,707	(34,104)	272	43,360	(43,088)
Nomura VIP Corporate Bond Series, Service Class	7,676	20,291	(12,615)	44,552	53,167	(8,615)
Nomura VIP Global Growth Series, Service Class	177	19,567	(19,390)	131	18,283	(18,152)
Nomura VIP Growth Series, Service Class	5,096	25,094	(19,998)	11,232	39,787	(28,555)
Nomura VIP High Income Series, Service Class	611	8,060	(7,449)	1,054	9,633	(8,579)
Nomura VIP Science and Technology Series, Service Class	6	16,809	(16,803)	127	6,290	(6,163)
Nomura VIP Small Cap Growth Series, Service Class	143	28,300	(28,157)	53	10,678	(10,625)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or the Policy as a redemption of units. Fees and charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.60% of the average daily net assets of the Subaccounts
Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from each premium payment received after the initial premium when it is processed; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets.	2.5% of each premium payment received after the initial premium
Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$50 annually
Cost of Insurance
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy’s anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	varies based on factors such as age and value of the policy
Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0% - 2.0% annually
Sales Premium Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received after the initial premium, deducted through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	6.0% of each premium payment received after the initial premium

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sold one variable life product that is funded by the Separate Account. This product has unique combination of features and expenses that are charged against the Policy owner’s account. The summaries may not reflect or directly equate to the Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, the expense ratio, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
BNY Mellon VIF Government Money Market Portfolio
2025	227	1.13	52	3.86%	0.60%	3.31%
2024	185	1.09	51	4.77%	0.60%	4.11%
2023	1,274	1.05	92	4.65%	0.60%	4.00%
2022	445	1.01	392	0.83%	0.60%	0.85%
Nomura VIP Asset Strategy Series, Service Class
2025	84	11.02	922	1.28%	0.60%	15.97%
2024	91	9.50	869	1.94%	0.60%	11.76%
2023	97	8.50	825	2.15%	0.60%	13.26%
2022	107	7.51	803	1.45%	0.60%	(15.25)%
2021	116	8.86	1,027	1.61%	0.60%	9.78%
Nomura VIP Balanced Series, Service Class
2025	135	9.21	1,242	1.26%	0.60%	11.12%
2024	151	8.28	1,250	1.32%	0.60%	14.90%
2023	166	7.21	1,194	0.76%	0.60%	15.34%
2022	175	6.25	1,091	1.08%	0.60%	(16.56)%
2021	181	7.49	1,355	0.98%	0.60%	15.27%
Nomura VIP Core Equity Series, Service Class
2025	343	26.59	9,125	0.16%	0.60%	14.61%
2024	377	23.20	8,753	0.35%	0.60%	24.93%
2023	421	18.57	7,806	0.38%	0.60%	22.79%
2022	478	15.13	7,235	0.21%	0.60%	(17.82)%
2021	501	18.41	9,216	0.55%	0.60%	28.17%
Nomura VIP Corporate Bond Series, Service Class
2025	132	5.38	711	5.07%	0.60%	5.84%
2024	145	5.08	736	2.95%	0.60%	1.83%
2023	153	4.99	766	2.89%	0.60%	6.54%
2022	219	4.69	1,028	2.55%	0.60%	(16.29)%
2021	276	5.60	1,544	1.91%	0.60%	(1.44)%
Nomura VIP Global Growth Series, Service Class
2025	188	9.95	1,872	0.19%	0.60%	17.22%
2024	208	8.49	1,761	0.93%	0.60%	16.38%
2023	226	7.29	1,646	0.08%	0.60%	19.27%
2022	256	6.11	1,567	0.71%	0.60%	(18.05)%
2021	260	7.46	1,936	0.06%	0.60%	17.16%
Nomura VIP Growth Series, Service Class
2025	274	60.04	16,451	0.00%	0.60%	7.77%
2024	294	55.72	16,379	0.00%	0.60%	23.15%
2023	323	45.24	14,592	0.00%	0.60%	37.10%
2022	376	33.00	12,407	0.00%	0.60%	(27.62)%
2021	393	45.59	17,898	0.00%	0.60%	29.25%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)
Nomura VIP High Income Series, Service Class
2025	109	10.32	1,127	6.68%	0.60%	6.53%
2024	117	9.69	1,130	6.58%	0.60%	5.56%
2023	125	9.18	1,149	6.73%	0.60%	11.09%
2022	154	8.26	1,272	6.27%	0.60%	(11.50)%
2021	173	9.34	1,619	5.97%	0.60%	5.43%
Nomura VIP Science and Technology Series, Service Class
2025	78	48.83	3,814	0.00%	0.60%	32.57%
2024	95	36.84	3,496	0.00%	0.60%	29.81%
2023	101	28.38	2,868	0.00%	0.60%	38.24%
2022	109	20.53	2,242	0.00%	0.60%	(32.25)%
2021	111	30.30	3,370	0.00%	0.60%	14.48%
Nomura VIP Small Cap Growth Series, Service Class
2025	152	15.18	2,309	0.00%	0.60%	12.72%
2024	180	13.47	2,428	0.00%	0.60%	13.58%
2023	191	11.86	2,264	0.00%	0.60%	12.36%
2022	214	10.56	2,259	0.00%	0.60%	(27.20)%
2021	216	14.50	3,130	0.99%	0.60%	3.37%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 13, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.